Share-based Compensation - Schedule of share based payment award stock options valuation assumptions (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	52.40%	48.90%	46.50%
Expected volatility	62.40%	52.20%	46.90%
Expected dividends yield	0.00%	0.00%	0.00%
Risk-free interest rate	0.58%	0.30%	2.10%
Risk-free interest rate	(0.87%)	(1.69%)	(2.60%)
Expected term (in years)	6 years	6 years	6 years
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of underlying ordinary share (US$)	$ 9.44	$ 16.00	$ 6.35
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of underlying ordinary share (US$)	$ 35.99	$ 42.31	$ 7.29